Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2017
Laboratory Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Computer Software and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	7 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of life of lease or 5 years